Financial Risk Management - Summary of Risk Exposure in Foreign Currencies (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2022
USD/SEK Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Percentage of increase decrease in foreign exchange rate	10.00%
EUR/SEK Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Percentage of increase decrease in foreign exchange rate	10.00%
GBP/SEK Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Percentage of increase decrease in foreign exchange rate	10.00%
CNY/SEK Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Percentage of increase decrease in foreign exchange rate	10.00%